S000084917 [Member] Investment Strategy - Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that are (1) issued by companies located in emerging market countries and (2) consistent with the environmental, social and governance (“ESG”) criteria of Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub‑adviser (the “Sub‑Adviser” or “Barrow Hanley”). The Fund obtains indirect exposure to equity securities through instruments such as sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
Emerging market countries, which may include frontier countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong.
The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization. The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China. The Sub‑Adviser aims to achieve the Fund’s investment objective through an emerging markets strategy with an investment portfolio composed of a small number (approximately 25 – 40) of fundamentally researched securities. The securities in which the Fund invests may be denominated in currencies other than the U.S. dollar. The Fund’s portfolio will be constructed on a bottom‑up basis as discussed below and typically will be diversified across sectors and regions. The Fund may also participate in initial public offerings (“IPOs”).
Value
The Sub‑Adviser believes markets are inefficient, and that these inefficiencies can best be exploited through adherence to a valuation centric investment process dedicated to the selection of securities on a bottom‑up basis. The Sub‑Adviser’s portfolio managers focus primarily on fundamental securities analysis, valuation, and prospects for a return to intrinsic valuation.
The Sub‑Adviser selects securities that it believes are temporarily undervalued by other market participants and whose value will rise over a reasonable amount of time. The Sub‑Adviser seeks to understand and quantify drivers of upside value going forward, which are generally categorized into four value silos: 1) sales improvement, 2) profit margin improvement, 3) multiple expansion (defined as the increase in the valuation of a security without a proportional increase in its earnings or revenue, such as through an increase in the security’s valuation multiple), and 4) capital efficiency (defined as dividends, share repurchase, accretive mergers and acquisitions and/or divestments, etc.).
Fundamental Securities Analysis
The Sub‑Adviser’s investment process starts with a quantitative, value-based screen to narrow down the broad emerging markets universe to a smaller group of emerging markets stocks (guidance list), so that the Sub‑Adviser’s team can then conduct a detailed fundamental and qualitative analysis to determine which stocks represent compelling investment opportunities. The Sub‑Adviser focuses primarily on fundamental securities analysis, valuation, and drivers of upside value going forward. The fundamental securities analysis carried out by the Sub‑Adviser will include company engagement, earnings and profitability projections and estimates of intrinsic value. The Sub‑Adviser’s bottom‑up process emphasizes identifying and investing in market dislocations where it believes it has an information advantage over other market participants that will allow the individual investment to appreciate to its estimated intrinsic value. This bottom‑up process will also contribute to the Fund being over‑or underweight in specific sectors, countries and regions based on the dislocations the Sub‑Adviser is seeing at the individual security level.
ESG Criteria
The Sub‑Adviser applies ESG exclusionary screens to the universe of investable securities to exclude securities of companies that exhibit certain criteria or have exposure to certain industries. The Sub‑Adviser’s ESG exclusionary screens exclude companies significantly involved in (i) the production of tobacco; (ii) the generation, extraction and/or refining of certain fossil fuels; (iii) the production of unconventional weapons; (iv) the manufacture or production of controversial weapons (i.e., weapons of mass destruction, nuclear weapons, biological weapons, chemical weapons, depleted uranium weapons, cluster munitions or landmines); (v) the production or manufacturing of pornography, alcohol, or gambling; and (vi) companies which have violated various international human rights standards.
The Sub‑Adviser uses ESG analysis as part of its fundamental analysis to identify investment opportunities taking into account a company’s intrinsic valuation and sustainability risks. Generally, the Sub‑Adviser considers sustainability risks as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the company. The Sub‑Adviser reviews the following ESG criteria (“ESG Criteria”) when assessing a company’s valuation and sustainability risks:
The Sub‑Adviser reviews the following ESG criteria (“ESG Criteria”) when assessing a company’s valuation and sustainability risks:
1) Environmental criteria, such as a company’s greenhouse gas emissions and climate change risks and how efficiently and effectively a company uses its raw material inputs;
2) Social criteria, such as a company’s human resources, supply chain management and management of access to essential products or services such as health care services and products to disadvantaged communities or groups; and
3) Governance criteria, such as a company’s executive pay, bribery and corruption allegations or convictions, political lobbying and donations and tax strategy.
To assess the ESG Criteria for a particular company, the Sub‑Adviser evaluates ESG data from both internal and external resources, including:
(a) The Sub‑Adviser’s proprietary materiality mapping analysis, which evaluates ESG issues facing specific industry groups and uses a visual map designed to show how sustainability issues manifest across various industries;
(b) Proprietary research reports on issuers prepared by the Sub‑Adviser that include internal ESG scoring and commentary; and
(c) Data provided by third party ESG research and ratings firms, which include research on the ESG practices, ESG risk ratings and the environmental impact of issuers.
ESG Criteria are evaluated on a case‑by‑case basis, and no individual factor (such as “E” or “S” or “G”) or set of factors consistently or categorically receives elevated consideration.